SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Amendment to the Lumina Credit Agreement
On March 9, the Lumina Borrowers entered into the First Amendment to the Lumina Credit Agreement, with the Lumina Administrative Agent and the lenders named therein, whereby the Borrowers, among other things, suspended the date to commence the financial covenant to December 31, 2026.